Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 9,322,035
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	10,583,589	R$ 11,984,891
Leases	9,441,375	11,206,959
Suppliers	2,093,241	2,319,954
Suppliers factoring	39,877	29,941
Derivative financial liabilities1	5,019,438	536
Other liabilities	503,137	692,171
Total	27,680,657	26,234,452
Current [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	352,055	723,756
Leases	1,082,355	1,210,715
Suppliers	2,000,079	2,274,503
Suppliers factoring	39,877	29,941
Derivative financial liabilities1		260
Other liabilities	26,840	225,752
Total	3,501,206	4,464,927
Later than six months and not later than one year [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	909,499	402,873
Leases	657,287	737,543
Derivative financial liabilities1	8,929	259
Other liabilities	269,983	154,096
Total	1,845,698	1,294,771
Later than one year and not later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	8,650,963	10,055,253
Leases	3,951,886	4,886,666
Suppliers	93,162	45,451
Derivative financial liabilities1	5,010,509	17
Other liabilities	206,314	312,323
Total	17,912,834	15,299,710
Later than five years and not later than ten years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	671,072	803,009
Leases	3,749,847	4,372,035
Total	R$ 4,420,919	R$ 5,175,044